Consolidated statement of financial position Trade and other payables (Parenthetical) £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£)
Statement of financial position [abstract]
Increase (decrease) trade and other payables, excluding foreign exchange	£ 313
Increase (decrease) trade and other payables, foreign exchange	209
Trade and other payables	£ 3,453